Shareholder Report, Holdings (Details)	Dec. 31, 2024
Impact Shares YWCA Women's Empowerment ETF | Apple, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Impact Shares YWCA Women's Empowerment ETF | Amazon.com, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Impact Shares YWCA Women's Empowerment ETF | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Impact Shares YWCA Women's Empowerment ETF | Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Impact Shares YWCA Women's Empowerment ETF | UnitedHealth Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Impact Shares YWCA Women's Empowerment ETF | Salesforce, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Impact Shares YWCA Women's Empowerment ETF | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Impact Shares YWCA Women's Empowerment ETF | McDonald's Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Impact Shares YWCA Women's Empowerment ETF | Mastercard, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Impact Shares YWCA Women's Empowerment ETF | Cisco Systems, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Impact Shares YWCA Women's Empowerment ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Impact Shares YWCA Women's Empowerment ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Impact Shares YWCA Women's Empowerment ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Impact Shares YWCA Women's Empowerment ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Impact Shares YWCA Women's Empowerment ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Impact Shares YWCA Women's Empowerment ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Impact Shares YWCA Women's Empowerment ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Impact Shares YWCA Women's Empowerment ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Impact Shares YWCA Women's Empowerment ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Impact Shares YWCA Women's Empowerment ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Impact Shares YWCA Women's Empowerment ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Impact Shares YWCA Women's Empowerment ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Impact Shares NAACP Minority Empowerment ETF | Apple, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Impact Shares NAACP Minority Empowerment ETF | Amazon.com, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Impact Shares NAACP Minority Empowerment ETF | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Impact Shares NAACP Minority Empowerment ETF | Alphabet, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Impact Shares NAACP Minority Empowerment ETF | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Impact Shares NAACP Minority Empowerment ETF | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Impact Shares NAACP Minority Empowerment ETF | Accenture PLC - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Impact Shares NAACP Minority Empowerment ETF | International Business MachinesÂ Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Impact Shares NAACP Minority Empowerment ETF | Tesla, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Impact Shares NAACP Minority Empowerment ETF | QUALCOMM, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Impact Shares NAACP Minority Empowerment ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
Impact Shares NAACP Minority Empowerment ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Impact Shares NAACP Minority Empowerment ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Impact Shares NAACP Minority Empowerment ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Impact Shares NAACP Minority Empowerment ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Impact Shares NAACP Minority Empowerment ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Impact Shares NAACP Minority Empowerment ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Impact Shares NAACP Minority Empowerment ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Impact Shares NAACP Minority Empowerment ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Impact Shares NAACP Minority Empowerment ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Impact Shares NAACP Minority Empowerment ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Impact Shares NAACP Minority Empowerment ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%